Annual Total Returns - FidelityFreedomFunds-KComboPRO - FidelityFreedomFunds-KComboPRO - Fidelity Freedom 2020 Fund	May 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Jul. 20, 2017
Fidelity Freedom 2020 Fund - Class K
Bar Chart Table:
Annual Return 2018	(5.16%)
Annual Return 2019	18.14%
Annual Return 2020	13.76%
Annual Return 2021	9.02%
Annual Return 2022	(16.03%)
Annual Return 2023	13.00%